Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of related party transaction

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$11,770	$14,092

	As of
	March 31,	December 31,
	2021	2020

	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$7,893	$9,038
Commitments to NagraStar	$4,171	$3,260

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$53,902	$56,284	$72,162

		As of December 31,
		2020	2019

		(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar		$9,038	$9,630
Commitments to NagraStar		$3,260	$4,893

Dish Mexico
Schedule of related party transaction

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Sales:
Uplink services	$1,295	$1,381
Total	$1,295	$1,381

	As of
	March 31,	December 31,
	2021	2020

	(In thousands)
Amounts Receivable:
Amounts receivable from Dish Mexico	$2,942	$3,343

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Sales:
Digital receivers and related components	$—	$—	$1,227
Uplink services	5,095	5,620	5,426
Total	$5,095	$5,620	$6,653

		As of December 31,
		2020	2019

		(In thousands)
Amounts Receivable:
Amounts receivable from Dish Mexico		$3,343	$1,191